LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
LEASE OBLIGATIONS
14.	LEASE OBLIGATIONS

The Company has lease contracts for mining equipment, vehicles and buildings. Leases of mining equipment have lease terms of five years, while vehicles and buildings generally have lease terms between three and five years.

(a)	LEASE OBLIGATIONS

	Year ended December 31
	2023	2022
Beginning of year	$3,173	$1,401
Additions	484	2,300
Interest expense (note 7(a))	156	87
Lease payments	(1,125)	(661)
Due to changes in exchange rates	220	46
End of year	$2,908	$3,173

Current (note 12)	$915	$846
Non-current	1,993	2,327
	$2,908	$3,173

(b)	LEASE EXPENSES RECOGNIZED

	Year ended December 31
	2023	2022
Interest on lease liabilities	$156	$87
Variable lease payments not included in the measurement of lease liabilities	12,905	15,586
Expenses relating to short-term leases	241	168
Expenses relating to leases of low-value assets, excluding short-term leases	79	108
	$13,381	$15,949